NOTE 10 – INCOME TAXES	6 Months Ended	12 Months Ended
	Feb. 29, 2024	Aug. 31, 2023
Income Tax Disclosure [Abstract]
NOTE 10 – INCOME TAXES

NOTE 10 – INCOME TAXES

The Company and its fully owned subsidiary, AB Cinemas NY, Inc, were incorporated in the United States and are subject to a statutory income tax rate at 21%. The Company’s fully owned subsidiary, App Board Limited, was registered in Hong Kong and is subject to a statutory income tax rate at 16.5%.

As of February 29, 2024 and August 31, 2023, the components of net deferred tax assets, including a valuation allowance, were as follows:

	February 29, 2024	August 31, 2023
Deferred tax asset attributable to:
Net operating loss carry over	$2,171,990	$2,077,213
Less: valuation allowance	(2,171,990)	(2,077,213)
Net deferred tax asset	$—	$—

The valuation allowance for deferred tax assets was $2,171,990 and $2,077,213 as of February 29, 2024 and August 31, 2023, respectively. In assessing the recovery of the deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in the periods in which those temporary differences become deductible. Management considers the scheduled reversals of future deferred tax assets, projected future taxable income, and tax planning strategies in making this assessment. As a result, management determined it was more likely than not the deferred tax assets would not be realized as of February 29, 2024 and August 31, 2023.

Reconciliation between the statutory rate and the effective tax rate is as follows for the six months ended February 29, 2024 and February 28, 2023:

	Six months ended
	February 29, February 28,
	2024	2023
Federal statutory tax rate	21%	21%
Change in valuation allowance	(21%)	(21%)
Effective tax rate	0%	0%

During the six months ended February 29, 2024 and February 28, 2023, the Company and its subsidiaries generated net losses. As a result, the Company and its subsidiaries did not incur any income tax for the six months ended February 29, 2024 and February 28, 2023.

AB INTERNATIONAL GROUP CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

NOTE 10 – INCOME TAXES

The Company and its fully owned subsidiary, AB Cinemas NY, Inc, were incorporated in the United States and are subject to a statutory income tax rate at 21%. The Company’s fully owned subsidiary, App Board Limited, was registered in Hong Kong and is subject to a statutory income tax rate at 16.5%.

As of August 31, 2023 and 2022, the components of net deferred tax assets, including a valuation allowance, were as follows:

	August 31, 2023	August 31, 2022
Deferred tax asset attributable to:
Net operating loss carry over	$2,077,213	$1,328,204
Less: valuation allowance	(2,077,213)	(1,328,204)
Net deferred tax asset	$—	$—

The valuation allowance for deferred tax assets was $2,077,213 and $1,328,204 as of August 31, 2023 and 2022, respectively. In assessing the recovery of the deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in the periods in which those temporary differences become deductible. Management considers the scheduled reversals of future deferred tax assets, projected future taxable income, and tax planning strategies in making this assessment. As a result, management determined it was more likely than not the deferred tax assets would not be realized as of August 31, 2023 and 2022.

Reconciliation between the statutory rate and the effective tax rate is as follows for the years ended August 31, 2023 and 2022:

	Year ended
	August 31,
	2023	2022
Federal statutory tax rate	21%	21%
Change in valuation allowance	(21%)	(21%)
Effective tax rate	0%	0%

For the years ended August 31, 2023 and 2022, the Company and its subsidiaries incurred net losses. As a result, the Company and its subsidiaries did not incur any income tax for the years ended August 31, 2023 and 2022.

AB INTERNATIONAL GROUP CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS